Capital and Regulatory Matters (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital and Regulatory Matters [Abstract]
Actual and Required Capital Amounts and Ratios
At September 30, 2020 and December 31, 2019, the Bank’s level of capital exceeded all regulatory capital requirements and its regulatory capital ratios were above the minimum levels required to be considered well capitalized for regulatory purposes.  Actual and required capital amounts and ratios as of the periods indicated are presented below.

	Actual		Minimum Capital Requirements		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
September 30, 2020:
Tier 1 (Leverage)	$47,779	9.84%	$19,429	4.00%	$24,286	5.00%
Common Equity Tier 1	$47,779	16.94%	$12,693	4.50%	$18,334	6.50%
Tier 1	$47,779	16.94%	$16,924	6.00%	$22,565	8.00%
Total Capital	$51,053	18.10%	$22,565	8.00%	$28,206	10.00%
December 31, 2019:
Tier 1 (Leverage)	$48,541	11.56%	$16,798	4.00%	$20,997	5.00%
Common Equity Tier 1	$48,541	17.14%	$12,743	4.50%	$18,406	6.50%
Tier 1	$48,541	17.14%	$16,990	6.00%	$22,654	8.00%
Total Capital	$51,790	18.29%	$22,654	8.00%	$28,318	10.00%

Actual and required capital amounts and ratios as of the periods indicated are presented below.

	Actual		Minimum Capital Requirements		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2019:
Tier 1 (Leverage)	$48,541	11.56%	$16,798	4.00%	$20,997	5.00%
Common Equity Tier 1	$48,541	17.14%	$12,743	4.50%	$18,406	6.50%
Tier 1	$48,541	17.14%	$16,990	6.00%	$22,654	8.00%
Total Capital	$51,790	18.29%	$22,654	8.00%	$28,318	10.00%
December 31, 2018:
Tier 1 (Leverage)	$49,433	12.03%	$16,439	4.00%	$20,549	5.00%
Common Equity Tier 1	$49,433	19.32%	$18,494	4.50%	$16,634	6.50%
Tier 1	$49,433	19.32%	$24,659	6.00%	$20,472	8.00%
Total Capital	$52,417	20.48%	$32,879	8.00%	$25,590	10.00%